Risk management - Forborne loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) loan	Dec. 31, 2019 EUR (€)
Forborne Loan Portfolio
Forbearance portfolio	€ 29,159
Average coverage (as a percent)	43.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Performing loans, number of days past due criteria	90 days
Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	€ 4,454
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses for which loss allowance changed during reporting period to 12-month expected credit losses, gross carrying amount	€ 1,478
Forborne loan portfolio | Credit risk
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	28.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 20,997	€ 23,430
Forborne loan portfolio | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,162)
Forborne loan portfolio | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	2,746,723
Forborne loan portfolio | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,038
Forborne loan portfolio | Credit risk | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	473,736
Forborne loan portfolio | Credit risk | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 20,121
Forborne loan portfolio | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	12,728
Forborne loan portfolio | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,444
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Forborne loan portfolio | Credit risk | Credit entities | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Forborne loan portfolio | Credit risk | Credit entities | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Forborne loan portfolio | Credit risk | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	40
Forborne loan portfolio | Credit risk | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 21
Forborne loan portfolio | Credit risk | Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	17
Forborne loan portfolio | Credit risk | Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9
Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (29)
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	615
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 22
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	565
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 123
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	38
Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	55
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,475)
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	176,310
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,936
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	45,872
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,872
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,444
Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	828
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (246)
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	6,395
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 131
Forborne loan portfolio | Credit risk | Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	1,557
Forborne loan portfolio | Credit risk | Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 802
Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	599
Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	38
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,657)
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	2,569,758
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,059
Forborne loan portfolio | Credit risk | Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	427,282
Forborne loan portfolio | Credit risk | Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,117
Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,239
Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,561
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Non-current assets or disposal groups classified as held for sale | Credit risk | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0
Nonperforming
Forborne Loan Portfolio
Percentage of forbearance portfolio	51.00%
Nonperforming | Forborne loan portfolio | Credit risk
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	43.00%
Nonperforming | Forborne loan portfolio | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,391)
Nonperforming | Forborne loan portfolio | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	1,403,351
Nonperforming | Forborne loan portfolio | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,935
Nonperforming | Forborne loan portfolio | Credit risk | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	181,090
Nonperforming | Forborne loan portfolio | Credit risk | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,060
Nonperforming | Forborne loan portfolio | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,676
Nonperforming | Forborne loan portfolio | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	645
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	19
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	9
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3
Nonperforming | Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (27)
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	323
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 12
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	358
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 79
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	26
Nonperforming | Forborne loan portfolio | Credit risk | Other financial institutions (financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	49
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,091)
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	103,692
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,160
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	31,861
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,147
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,944
Nonperforming | Forborne loan portfolio | Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	355
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (225)
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	3,838
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 50
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	1,023
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 509
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	255
Nonperforming | Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	14
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,272)
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	1,299,317
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,762
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	148,862
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,831
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,703
Nonperforming | Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	241
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions (in loans) | loan	0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Nonperforming | Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0